Annual Report - Financial Statements


T. Rowe Price

Personal Strategy Balanced Fund

May 31, 2002



T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


Financial Highlights              For a share outstanding throughout each period
--------------------------------------------------------------------------------

                  Year
                  Ended
                 5/31/02     5/31/01     5/31/00     5/31/99     5/31/98

NET ASSET VALUE

Beginning of
period         $   15.73   $   16.20   $   16.20   $   15.88   $   14.07

Investment activities

  Net investment
  income (loss)     0.38        0.48        0.50        0.46        0.46*

  Net realized and
  unrealized
  gain (loss)      (0.60)       0.25        0.39        0.81        2.15

  Total from
  investment
  activities       (0.22)       0.73        0.89        1.27        2.61


Distributions

  Net investment
  income           (0.39)      (0.49)      (0.49)      (0.46)      (0.45)

  Net realized
  gain             (0.01)      (0.71)      (0.40)      (0.49)      (0.35)

  Total
  distributions    (0.40)      (1.20)      (0.89)      (0.95)      (0.80)


NET ASSET VALUE

End of
period         $   15.11   $   15.73   $   16.20   $   16.20   $   15.88
               -----------------------------------------------------------------


Ratios/Supplemental Data

Total return
(diamond)          (1.32)%      4.60%       5.68%       8.37%      19.15%*

Ratio of total
expenses to average
net assets          1.02%       1.02%       0.98%       1.00%       1.05%*

Ratio of net
investment income
(loss) to average
net assets          2.54%       3.00%       3.05%       3.01%       3.09%*

Portfolio turnover
rate                97.2%       61.5%       48.2%       34.3%       41.5%

Net assets,
end of period
(in thousands) $ 693,599   $ 671,329   $ 611,856   $ 529,691   $ 328,356


(diamond) Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.

        * Excludes expenses in excess of a 1.05% voluntary expense limitation in effect through 5/31/98.


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
                                                                    May 31, 2002


Portfolio of Investments                        Shares/Par                Value
--------------------------------------------------------------------------------
                                                                   In thousands


Common Stocks and Warrants  61.2%

CONSUMER DISCRETIONARY  8.7%

Auto Components  0.1%

Brembo (EUR)                                        10,800      $            75
Bridgestone (JPY)                                   13,000                  189
Denso (JPY)                                         18,600                  292
Keystone Automotive *                                8,400                  167
Safelite Glass, Class A, Warrants, 9/29/06 *@        3,162                    0
Safelite Glass, Class B *@                           1,290                    0
Safelite Glass, Class B, Warrants, 9/29/07 *@        2,108                    0
Safelite Realty *@                                      87                    0
Strattec Security *                                  2,200                  115
                                                                            838


Automobiles  0.8%

DaimlerChrysler (EUR)                                5,725                  281
Ford Motor                                          86,100                1,520
Harley-Davidson                                     12,400                  652
Honda Motor (JPY)                                   14,500                  619
Mitsubishi Motor (JPY) *                           111,000                  351
Nissan Motor (JPY)                                  45,000                  319
Peugeot (EUR)                                        8,940                  472
Toyota Motor (JPY)                                  28,100                  767
Volkswagen (EUR)                                    12,727                  672
                                                                          5,653


Distributors  0.0%

Cycle & Carriage (SGD)                              22,000                   56
                                                                             56

Hotels, Restaurants & Leisure  0.7%

Applebee's (misc. symbol)                            3,550                  138
BUCA *(misc. symbol)                                11,000                  196
CEC Entertainment *                                  1,900                   90
Elior (EUR)                                         22,769                  178
Mikohn Gaming, 144A, Warrants, 8/15/08 *               125                    0
O' Charley's *                                      15,700                  362
Ruby Tuesday (misc. symbol)                         13,700                  319
Sodexho Alliance (EUR)                               5,894                  204
Sonic *                                              7,700      $           219
Starbucks *                                         16,000                  388
Starwood Hotels & Resorts Worldwide, REIT           53,200                1,883
Watami Food Service (JPY)                            7,500                  111
Whitbread (GBP)                                     43,201                  401
                                                                          4,489


Household Durables  1.1%

Daiwa House Industry (JPY)                          25,000                  175
Electrolux, Series B (SEK)                          12,313                  225
Harman International                                17,700                  979
Matsushita Electric Industrial (JPY)                30,000                  418
Matthews International, Class A                     24,900                  624
Newell Rubbermaid                                   55,100                1,882
Persimmon (GBP)                                     37,743                  243
Pioneer Electronic (JPY)                            18,000                  339
SEB (EUR)                                            1,638                  142
SEB, Series A (SEK)                                 46,954                  467
Sony (JPY)                                          15,900                  922
Thomson Multimedia (EUR) *                          12,376                  348
Tupperware                                          52,300                1,157
                                                                          7,921


Internet & Catalog Retail  0.1%

USA Interactive *(misc. symbol)                     21,600                  616
                                                                            616


Leisure Equipment & Products  0.6%

Bandai (JPY)                                         5,800                  204
Brunswick                                           11,200                  298
Eastman Kodak (misc. symbol)                        86,300                2,871
Konica (JPY)                                        21,000                  145
Mattel                                               3,500                   74
SCP Pool *(misc. symbol)                            18,550                  543
                                                                          4,135


Media  2.8%

AOL Time Warner *                                   98,000                1,833
Avex (JPY)                                           4,000                   96
Clear Channel Communications *                      39,673                2,112
Comcast, Class A *                                  33,000                  929
Disney                                              88,400                2,025
EchoStar Communications, Class A *                  12,400      $           312
Emmis Broadcasting, Class A *                        7,900                  234
Entercom Communications *                            2,700                  142
International Media (EUR) *                          2,084                    8
Liberty Media, Class A *                           141,600                1,706
Mediaset (EUR)                                      14,746                  118
Mondadori (EUR)                                      8,944                   59
News Corporation ADR (misc. symbol)                 12,200                  356
Omnicom                                             19,600                1,693
Publicis Groupe (EUR)                               11,045                  335
Reader's Digest, Class A                            72,200                1,611
Reed Elsevier (GBP)                                 98,797                  949
Scholastic *                                         3,300                  157
Sinclair Broadcast Group, Class A *                 16,000                  237
Singapore Press (SGD)                               20,200                  236
Univision Communications, Class A *                  4,300                  172
Viacom, Class B *                                   64,843                3,175
Vivendi Universal (EUR)                             13,918                  437
Young Broadcasting, Class A *                        5,300                  107
                                                                         19,039


Multiline Retail  1.1%

AVA (EUR)                                            3,129                  115
Debenhams (GBP)                                     30,554                  157
Kohl's *                                             6,400                  480
Metro (EUR)                                          8,023                  260
Neiman Marcus, Class A *                             9,300                  344
Nordstrom (misc. symbol)                            68,000                1,674
Stein Mart *                                         4,200                   48
Target                                              54,800                2,271
Wal-Mart                                            34,400                1,861
Wal-Mart de Mexico (MXN)                           191,600                  555
                                                                          7,765


Specialty Retail  1.1%

Aeropostale *                                        3,900                  103
Autobacs Seven (JPY)                                 7,200                  209
Best Buy *                                          15,850                  732
Charles Vogele Holdings (CHF) *                      4,892                  171
Christopher & Banks *(misc. symbol)                  4,400                  175
Copart *                                             8,300      $           137
Home Depot                                          50,650                2,112
Linens 'n Things *(misc. symbol)                     8,700                  267
Shimachu (JPY)                                       9,700                  184
Toys "R" Us *                                      147,600                2,694
Travis Perkins (GBP)                                36,341                  596
Ultimate Electronics *(misc. symbol)                 3,100                   94
Urban Outfitters *                                   5,800                  172
Valora (CHF)                                           795                  167
                                                                          7,813

Textiles, Apparel, & Luxury Goods  0.3%

Adidas-Salomon (EUR)                                 2,744                  224
Christian Dior (EUR)                                10,206                  419
Columbia Sportswear *                                2,300                   82
Culp *(misc. symbol)                                   700                    9
Dan River, Class A *                                14,500                   59
Nike, Class B                                        5,600                  301
Stride Rite                                         20,900                  165
Unifi *                                             11,900                  118
Yue Yuen Industrial (HKD)                          178,000                  585
                                                                          1,962

Total Consumer Discretionary                                             60,287


CONSUMER STAPLES  4.8%

Beverages  1.0%

Allied Domecq (GBP)                                 92,503                  632
Anheuser-Busch                                      24,200                1,249
Coca-Cola                                           34,400                1,911
Femsa UBD Units (Represents 1 Series B and
  4 Series D shares) (MXN)                         108,000                  454
Heineken (EUR)                                       4,241                  182
Lion Nathan (NZD)                                  105,400                  285
PepsiCo                                             30,010                1,560
Remy Cointreau (EUR)                                 7,336                  225
Sapporo Breweries (JPY)                             39,000                  120
                                                                          6,618


Food & Drug Retailing  0.8%

Carrefour (EUR)                                     21,563      $         1,087
Casey's General Stores                              32,400                  386
Casino Guichard-Perrachon (EUR)                      3,895                  321
CVS                                                 43,300                1,387
FamilyMart (JPY)                                     7,200                  185
Great Atlantic & Pacific Tea Company *
  (misc. symbol)                                    14,000                  323
J. Sainsbury (GBP)                                 144,358                  796
Performance Food Group *(misc. symbol)                 900                   34
Safeway *                                              200                    8
Seneca Foods, Class A *                              3,000                   44
Seneca Foods, Class B *                                100                    2
Walgreen                                            14,800                  566
Wild Oats Markets *(misc. symbol)                    5,200                   76
Woolworths (AUD)                                    49,504                  364
                                                                          5,579


Food Products  1.3%

American Italian Pasta,
  Class A *(misc. symbol)                            2,500                  122
Campbell Soup                                       82,900                2,342
CSM (EUR)                                            8,900                  218
Danisco (DKK)                                        4,169                  148
General Mills                                       54,420                2,476
International Multifoods *                          10,000                  265
Nestle (CHF)                                         5,318                1,290
Nippon Meat Packer (JPY)                            26,000                  302
Orkla, Series A (NOK)                                5,780                  114
Parmalat Finanz (EUR)                              255,275                  787
Unilever (GBP)                                      86,380                  793
                                                                          8,857


Household Products  0.6%

Colgate-Palmolive                                   33,700                1,826
Kao (JPY)                                           15,000                  351
Kimberly-Clark                                      29,000                1,883
Procter & Gamble                                       800                   72
                                                                          4,132


Personal Products  0.0%

Chattem *                                            6,700                  193
Fancl (JPY)                                          3,800                  146
Playtex Products *                                   2,400                   33
                                                                            372


Tobacco  1.1%

Philip Morris                                      105,350      $         6,031
UST                                                 49,000                1,878
                                                                          7,909

Total Consumer Staples                                                   33,467


ENERGY  4.9%

Energy Equipment & Services  1.1%

Atwood Oceanics *                                    7,000                  315
Baker Hughes                                        99,700                3,654
BJ Services *                                       21,400                  803
Cooper Cameron *                                     1,200                   68
FMC Technologies *                                  11,500                  258
Grant Prideco *                                      2,400                   36
Hydril *                                             2,600                   69
Key Energy Services *                                9,600                  106
Lone Star Technologies *(misc. symbol)               3,900                   94
National Oilwell *                                   4,600                  118
Saipem (EUR)                                        29,500                  199
Seacor Smit *(misc. symbol)                          9,100                  443
Smedvig, Series A (NOK)                              9,452                   80
Smith International *                               13,700                1,005
Transocean Sedco Forex                               6,300                  240
W-H Energy Services *                                5,900                  135
                                                                          7,623


Oil & Gas  3.8%

BG Group (GBP)                                      76,810                  333
BP (GBP)                                            81,545                  698
BP ADR                                             100,396                5,127
ChevronTexaco                                       27,250                2,378
Cia Espanola de Petroleos (EUR)                     26,785                  438
ENI (EUR)                                           32,850                  500
ENI ADR (misc. symbol)                               3,300                  251
Exxon Mobil                                        119,012                4,752
Forest Oil *                                         9,150                  268
Marathon Oil                                        98,700                2,706
Noble Energy                                        10,300                  393
Norsk Hydro (NOK)                                    8,913      $           449
OMV (EUR)                                              300                   27
Origin Energy (AUD)                                102,584                  200
Petroleo Brasileiro (Petrobras)
  ADR(misc. symbol)                                 25,700                  563
Royal Dutch Petroleum ADR                           19,900                1,095
Shell Transport & Trading (GBP)                    127,000                  984
Shell Transport & Trading ADR (misc. symbol)         5,700                  261
Tonen General Sekiyu (JPY)                          23,000                  198
TotalFinaElf, Series B (EUR)                         8,100                1,263
TotalFinaElf ADR                                     1,796                  139
TravelCenters of America, Warrants 11/14/10 *        1,050                   11
Ultra Petroleum *                                    8,200                   71
Unocal                                              66,200                2,437
XTO Energy                                          25,500                  517
                                                                         26,059

Total Energy                                                             33,682


FINANCIALS  14.6%

Banks  5.5%

77 Bank (JPY)                                       62,000                  248
ABN AMRO (EUR)                                      15,417                  298
Alliance & Leicester (GBP)                          61,164                  783
Anglo Irish Bank (EUR)                              69,179                  436
Australia & New Zealand Banking (AUD)               47,500                  524
Australia & New Zealand Banking ADR                  3,500                  193
Banca Intesa (EUR)                                 273,045                  808
Banca Popolare di Milano (EUR) *                    16,800                   70
Banco Bradesco ADR(misc. symbol)                    14,576                  385
Banco Santander Central Hispano (EUR)               83,051                  767
Banco Santiago ADR                                  30,200                  597
Bank of America                                     73,000                5,534
Bank of New York                                    27,300                  991
Bank of Yokohama (JPY)                              87,000                  346
Bank One                                            57,600                2,340
BNP Paribas (EUR)                                   13,684                  770
BPCI (EUR) *                                         8,966                   75
Chittenden                                          22,975                  691
Citizens Banking                                    15,600      $           513
Commonwealth Bank of Australia (AUD)                33,800                  641
DBS (SGD)                                           44,028                  347
Den Norske Bank (NOK)                                6,964                   36
Deutsche Bank (EUR)                                  9,576                  691
Dexia (EUR)                                         22,665                  357
Downey Financial                                       100                    5
Fifth Third Bancorp                                 18,600                1,212
First Bell Bancorp                                     500                    9
Frankfort First                                        600                   11
Glacier Bancorp                                      7,389                  169
HBOS (GBP)                                         121,019                1,464
HSBC Holdings (GBP)                                 93,432                1,162
ITLA Capital *                                       2,500                   75
Jyske Bank (DKK) *                                   6,440                  159
KBC Bank (EUR)                                       7,500                  287
Lloyds TSB (GBP)                                    45,463                  492
Mellon Financial                                    79,600                2,953
Mizuho Holdings (JPY)                                  249                  614
National Australia Bank (AUD)                       41,674                  853
Northern Trust                                      10,700                  554
Overseas Chinese Banking (SGD)                      48,750                  330
Provident Bankshares                                12,100                  316
Royal Bank of Scotland (GBP)                        20,034                  583
Societe Generale (EUR)                               2,293                  156
Southwest Bancorp *                                 10,700                  356
Standard Chartered (GBP)                            53,950                  638
Svenska Handelsbanken, Series A (SEK)               28,213                  442
The DePfa Group (EUR) *                              3,986                  311
U.S. Bancorp                                       136,600                3,231
Unibanco GDR (misc. symbol)                         14,800                  307
UniCredito Italiano (EUR)                          115,383                  515
Valley National Bancorp                             17,106                  477
Wells Fargo                                         28,200                1,478
WestAmerica                                         12,900                  574
                                                                         38,174


Diversified Financials  3.9%

Aiful (JPY)                                          5,700      $           427
American Express                                    79,500                3,379
BPI (EUR)                                           78,466                  180
Capital One Financial                               12,300                  768
Charles Schwab                                      28,350                  343
Citigroup                                          130,577                5,638
Fannie Mae                                          59,900                4,793
Franklin Resources                                  10,300                  448
Freddie Mac                                         68,200                4,470
GIMV (EUR)                                           6,500                  206
Goldman Sachs Group                                  9,300                  702
Ifil (Ordinary shares) (EUR)                        40,170                  185
ING Groep (EUR)                                     28,706                  759
Merrill Lynch                                       20,900                  851
Morgan Stanley                                      27,300                1,241
Promise (JPY)                                        9,200                  510
SLM Corporation                                      4,800                  463
State Street                                        30,500                1,417
                                                                         26,780


Insurance  3.7%

ACE Limited                                         21,400                  741
Aegon (EUR)                                         10,452                  225
Allianz (EUR)                                        2,348                  528
Allstate                                             4,000                  154
American International Group                        51,222                3,430
AMP (AUD)                                           25,500                  244
AXA (EUR)                                           20,794                  406
Brown and Brown (misc. symbol)                      12,600                  449
CNP Assurances (EUR)                                13,880                  547
Hannover Reckversi (EUR)                             2,655                  204
Harleysville Group                                   7,000                  190
Hartford Financial Services Group                   18,100                1,195
Helvetia Patria (CHF)                                1,660                  246
Horace Mann Educators                               26,200                  533
London Pacific Group ADR                            13,700                    9
Markel *                                             1,300                  272
Marsh & McLennan                                    15,800                1,594
Millea Holdings (JPY) *                                 41      $           353
Mitsui Sumitomo Insurance (JPY)                     81,000                  455
Munich Re (EUR)                                      1,821                  419
National Mutual (AUD)                              249,788                  435
Ohio Casualty *(misc. symbol)                       17,900                  374
PartnerRe                                            9,700                  490
Progressive Corporation                             13,000                  770
Prudential (GBP)                                    45,971                  448
Royal & Sun Alliance (GBP)                         119,090                  510
SAFECO                                              72,100                2,306
Selective Insurance                                  8,100                  219
St. Paul Companies                                  42,200                1,798
Swiss Re (CHF)                                       6,356                  647
Triad Guaranty *                                     3,200                  152
UnumProvident                                       89,200                2,257
W. R. Berkley                                        8,000                  472
XL Capital, Class A                                 32,700                2,895
                                                                         25,967


Real Estate  1.5%

AMP Diversified Property Trust (AUD)               116,635                  174
Apartment Investment & Management, Class A, REIT     2,100                   98
Arden Realty, REIT                                  10,300                  278
CapitaLand (SGD)                                    46,000                   39
Corio (EUR)                                          7,156                  188
EastGroup Properties, REIT                          12,400                  307
Federal Realty Investment Trust, REIT               67,800                1,858
Gables Residential Trust, REIT                      11,100                  337
Glenborough Realty Trust, REIT                       8,900                  200
Goldcrest (JPY)                                      4,700                  147
JP Realty, REIT                                      3,600                   95
Land Securities (GBP)                               10,698                  153
LaSalle Hotel Properties, REIT                       5,200                   74
Lend Lease (AUD)                                    53,862                  315
Manufactured Home Communities, REIT                  3,700                  127
Metrovacesa (EUR)                                   17,923                  381
Parkway Properties, REIT(misc. symbol)               7,800                  295
Reckson Associates Realty, REIT                     69,400                1,745
Reckson Associates Realty, Class B,
  REIT(misc. symbol)                                 3,534                   94
Simon Property Group, REIT                          55,772      $         1,900
Singapore Land (SGD)                                76,000                  155
Sun Hung Kai Properties (HKD)                       67,000                  526
Washington, REIT                                    11,900                  326
Wereldhave (EUR)                                     3,979                  217
Westfield Trust (AUD)                              205,900                  394
                                                                         10,423

Total Financials                                                        101,344


HEALTH CARE  7.6%

Biotechnology  0.4%

Abgenix *(misc. symbol)                              1,600                   21
Alkermes *(misc. symbol)                            11,300                  220
Amgen *                                             14,700                  700
Cephalon *                                           4,424                  237
Cubist Pharmaceuticals *(misc. symbol)               1,500                   22
CV Therapeutics *(misc. symbol)                        400                    8
Deltagen *(misc. symbol)                             2,900                   13
Exelixis *(misc. symbol)                             2,500                   19
Genentech *                                            200                    7
Gilead Sciences *(misc. symbol)                      1,200                   43
IDEC Pharmaceuticals *(misc. symbol)                 4,800                  206
Incyte Genomics *                                    2,400                   17
LION bioscience (EUR) *                              5,138                   25
MedImmune *                                         23,000                  748
Neurocrine Biosciences *(misc. symbol)               3,100                  100
NPS Pharmaceuticals *(misc. symbol)                  3,300                   63
OSI Pharmaceuticals *(misc. symbol)                  1,700                   51
QIAGEN (EUR) *                                       1,853                   29
Regeneron Pharmaceuticals *(misc. symbol)            1,600                   26
Telik *(misc. symbol)                                  900                   11
Triangle Pharmaceuticals *                           5,200                   17
Trimeris *(misc. symbol)                             3,100                  151
Versicor *(misc. symbol)                             4,200                   51
Vertex Pharmaceuticals *                             1,736                   34
ViroPharma *(misc. symbol)                           1,400                    2
                                                                          2,821


Health Care Equipment & Supplies  0.5%

Baxter International                                29,600      $         1,589
Edwards Lifesciences *                               6,800                  162
EPIX Medical *                                       2,500                   25
Guidant *                                            7,400                  296
Inhale Therapeutic Systems *(misc. symbol)           5,000                   37
Medtronic                                           12,300                  568
Nobel Biocare (SEK)                                  1,068                   70
Radiometer (DKK)                                     6,200                  206
Serologicals *                                       4,600                   85
Sola *                                               2,800                   34
Steris *                                             9,500                  201
Tecan (CHF)                                          3,281                  160
Waters Corporation *                                 2,200                   59
Wilson Greatbatch Technologies *                     6,200                  160
                                                                          3,652


Health Care Providers & Services  1.8%

AmeriPath *(misc. symbol)                            9,800                  290
AmerisourceBergen                                   15,800                1,218
AMN Healthcare Services *(misc. symbol)                900                   31
Cardinal Health                                     12,950                  861
Cross Country *                                      3,500                  128
Gehe (EUR)                                           6,974                  303
HCA                                                 19,000                  933
Henry Schein *                                       9,500                  471
Hooper Holmes                                       25,700                  225
Laboratory Corporation of
  America *(misc. symbol)                           17,000                  834
Lifeline Systems *                                   3,400                   88
Lincare Holdings *                                   2,600                   77
Maximus *(misc. symbol)                             14,100                  438
Orthodontic Centers of America *(misc. symbol)       3,100                   81
Renal Care Group *                                   3,900                  131
Tenet Healthcare *                                   6,900                  514
UnitedHealth Group                                  46,200                4,195
Wellpoint Health Networks *                         25,400                1,884
                                                                         12,702


Pharmaceuticals  4.9%

Abbott Laboratories                                 31,800                1,511
Allergan                                             6,500                  410
AstraZeneca (GBP)                                   16,456      $           723
Aventis (EUR)                                       19,501                1,357
Biovail *(misc. symbol)                             12,900                  418
CSL (AUD)                                           10,255                  215
Eisai (JPY)                                         12,000                  325
Eli Lilly                                            6,300                  408
Eon Labs *(misc. symbol)                             1,400                   22
Forest Laboratories *                                5,100                  377
GlaxoSmithKline (GBP)                               57,170                1,174
GlaxoSmithKline ADR                                 19,800                  807
Guilford Pharmaceuticals *(misc. symbol)               800                    5
Hisamitsu Pharmaceutical (JPY)                      12,000                  165
Hoechst (EUR)                                        5,529                  297
IntraBiotics Pharmaceuticals *                       1,300                    2
Johnson & Johnson                                   45,000                2,761
King Pharmaceuticals *                               2,166                   59
Kyorin Pharmaceuticals (JPY)                         6,000                  151
Medicines Company *(misc. symbol)                    3,100                   28
Merck                                               55,000                3,140
Novartis (CHF)                                      51,655                2,216
Noven Pharmaceuticals *                             10,800                  286
Novo Nordisk (DKK)                                   4,778                  153
Pfizer                                             143,050                4,950
Pharmacia                                           20,641                  891
Schering-Plough                                    132,300                3,499
Schwarz Pharma (EUR)                                 5,138                  170
Shire Pharmaceuticals (GBP) *                       22,036                  200
Takeda Chemical Industries (JPY)                    15,000                  676
Wyeth                                              113,060                6,275
                                                                         33,671

Total Health Care                                                        52,846


INDUSTRIALS & BUSINESS SERVICES  8.0%

Aerospace & Defense  0.1%

Armor Holdings *(misc. symbol)                      16,200                  424
General Dynamics                                     1,600                  161
Honeywell International                              4,400                  173
Thales (EUR)                                         7,590                  317
                                                                          1,075


Air Freight & Logistics  0.3%

C.H. Robinson Worldwide                              3,100      $           105
EGL *(misc. symbol)                                  3,500                   58
Expeditors International of Washington               4,400                  260
Forward Air *(misc. symbol)                          7,500                  239
Ryder System                                         8,200                  245
TNT Post (EUR)                                       5,790                  118
UPS, Class B                                        11,100                  670
UTi Worldwide (misc. symbol)                         9,300                  182
                                                                          1,877


Airlines  0.1%

Frontier Airlines *(misc. symbol)                    1,300                   22
Midwest Express Holdings *                           7,100                  128
Singapore Airlines (SGD)                            58,000                  412
                                                                            562


Building Products  0.1%

Central Glass (JPY)                                 41,000                  231
Simpson Manufacturing *                              3,500                  220
Watsco                                               5,400                   93
                                                                            544


Commercial Services & Supplies  3.2%

Alliance Data Systems *(misc. symbol)                  500                   11
Apollo Group, Class A *                             26,700                  923
Automatic Data Processing                           19,100                  992
BISYS Group *                                        9,800                  341
Brambles Industries (GBP)                          121,186                  583
Buhrmann (EUR)                                      21,001                  247
Cendant *                                           62,000                1,133
Central Parking                                     16,300                  401
CompX International, Class A                         4,800                   60
Concord EFS *                                       63,900                1,997
Electro Rent *                                       6,000                   77
Factset Research Systems (misc. symbol)              7,200                  235
First Data                                          43,184                3,420
G&K Services, Class A                                7,700                  294
Global Payments                                      7,700                  280
H&R Block                                           32,000                1,437
Herman Miller                                       11,900                  279
Iron Mountain *                                     20,624      $           639
KForce.com *                                         1,803                   10
Layne Christensen *                                  3,500                   35
MPS Group *                                         17,900                  148
New England Business Service                        11,200                  296
Paychex                                              3,000                  104
R.R. Donnelley                                     115,500                3,330
Resources Connection *(misc. symbol)                11,800                  301
Securitas, Series B (SEK)                            8,107                  154
SOURCECORP *                                         8,300                  247
Spherion *                                           8,800                   97
Tetra Tech *(misc. symbol)                          18,120                  261
United Stationers *                                 10,700                  407
Waste Management                                   121,326                3,330
Waterlink *                                         11,900                    1
West Corporation *                                   6,100                  153
                                                                         22,223


Construction & Engineering  0.2%

Daito Trust Construction (JPY)                      34,100                  595
Eiffage (EUR)                                        1,197                  105
HOCHTIEF (EUR)                                       6,742                  139
Insituform Technologies,
  Class A *(misc. symbol)                            8,300                  210
Megachips (JPY)                                      3,000                   71
                                                                          1,120


Electrical Equipment  0.3%

A.O. Smith                                          18,200                  542
American Superconductor *(misc. symbol)              2,900                   21
Artesyn Technologies *                              12,900                   98
Belden                                              23,100                  504
Draka (EUR) *                                        4,270                  110
Fujikura (JPY)                                     107,000                  455
Global Power Equipment Group *(misc. symbol)           300                    3
Paxar *                                             22,500                  384
PECO II *                                            3,800                   11
Woodward Governor                                    3,200                  193
                                                                          2,321


Industrial Conglomerates  1.7%

3M Company                                          24,800                3,111
GE                                                 100,200                3,120
Hutchison Whampoa (HKD)                            136,500      $         1,142
Siemens (EUR)                                       14,750                  909
Tyco International                                 155,742                3,418
                                                                         11,700


Machinery  1.1%

Actuant Corporation, Class A *                       5,720                  228
Amada (JPY)                                         51,000                  274
Cuno *                                               7,400                  256
Danaher                                             24,400                1,699
Deere                                               27,200                1,278
Deutz (EUR) *                                       65,600                  135
Fanuc (JPY)                                          3,400                  176
Harsco                                              14,800                  590
IDEX                                                 2,300                   87
IMI (GBP)                                           87,859                  413
Ishikawajima Harima Heavy
Industries (JPY)                                   183,000                  323
Joy Global *                                         2,300                   35
NTN (JPY)                                          111,000                  436
Pall                                                62,400                1,420
Reliance Steel & Aluminum                            2,900                   89
Saurer (CHF) *                                       2,466                   68
Sembcorp Marine (SGD)                              303,000                  160
Singulus Technology (EUR) *                          4,457                  125
SKF, Series B (SEK)                                  9,957                  248
                                                                          8,040


Marine  0.1%

Bergesen, Series A (NOK)                             6,939                  146
International Shipholding *                          3,500                   20
Kamigumi (JPY)                                      60,000                  251
                                                                            417


Road & Rail  0.6%

Burlington Northern Santa Fe                        43,100                1,220
Cowie (GBP)                                         69,613                  347
Heartland Express *                                  3,350                   69
Norfolk Southern                                   124,300                2,631
Railtrack (GBP) @                                   46,359                  149
                                                                          4,416


Trading Companies & Distributors  0.2%

Hagemeyer (EUR)                                      9,839                  194
Mitsubishi (JPY)                                    70,000                  535
MSC Industrial Direct, Class A *                     5,400      $           100
Sumitomo (JPY)                                      71,000                  470
                                                                          1,299

Total Industrials & Business Services                                    55,594


INFORMATION TECHNOLOGY  5.2%

Communications Equipment  1.2%

Black Box *(misc. symbol)                            7,000                  355
Brocade Communications Systems                       2,200                   44
Cisco Systems *                                    123,900                1,955
Corning *                                          218,900                1,051
ditech Communications *(misc. symbol)                2,400                    7
GN Great Nordic (DKK) *                             64,505                  280
Harmonic *                                           7,100                   41
LM Ericsson, Class B, ADR *                         79,600                  177
Lucent Technologies *(misc. symbol)                270,300                1,257
Motorola                                            18,000                  288
Nokia (EUR)                                         16,108                  230
Nokia ADR                                           99,700                1,384
Packeteer *                                          5,300                   36
QUALCOMM *                                          21,700                  687
Riverstone Networks *                               16,700                   59
Stratos Lightwave *                                  6,991                   14
Tandberg Television (NOK) *                         19,565                   43
Tekelec *                                            4,800                   51
                                                                          7,959


Computers & Peripherals  0.3%

Creative Technology (SGD)                           22,350                  225
Dell Computer *                                     37,700                1,013
IBM                                                  4,500                  362
Lexmark International, Class A *                    11,600                  724
                                                                          2,324


Electronic Equipment & Instruments  0.6%

Analogic                                             5,600                  245
Anritsu (JPY)                                       13,000                  104
Celestica *(misc. symbol)                           10,100                  298
Hitachi (JPY)                                       37,000                  280
Hitachi Chemical (JPY)                              17,500                  219
Hosiden (JPY)                                       11,000      $           159
KEMET *                                             23,600                  477
Kyocera (JPY)                                        4,000                  323
Littelfuse *                                        14,700                  360
LSI Industries                                       9,000                  159
Methode Electronics, Class A                        18,100                  194
Newport                                              3,000                   53
Nippon Electric Glass (JPY)                         18,000                  199
Plexus *(misc. symbol)                              20,800                  470
Technitrol (misc. symbol)                           10,200                  264
Woodhead Industries                                 11,400                  185
                                                                          3,989


Internet Software & Services  0.1%

Alloy Online *(misc. symbol)                         6,500                   87
Digital Impact *                                     5,500                   11
Internet Security Systems *(misc. symbol)           13,200                  223
Keynote Systems *                                    3,600                   29
MatrixOne *(misc. symbol)                           21,200                  127
Netegrity *                                          9,700                   69
Register.com *                                       2,200                   18
Sonicwall *(misc. symbol)                            4,400                   27
Stellent *                                           5,900                   33
                                                                            624


IT Consulting & Services  0.4%

Accenture, Class A *                                10,800                  225
Affiliated Computer Services, Class A *             29,100                1,619
Analysts International                               6,900                   34
AnswerThink *                                        3,000                   16
CACl International, Class A *                        7,500                  253
Cap Gemini (EUR)                                     3,147                  155
EDB Business Partner (NOK) *                        15,995                   69
ITOCHU (JPY)                                         1,500                   62
ManTech International, Class A *(misc. symbol)       3,200                   74
NTT Data (JPY)                                          55                  261
Renaissance Learning *(misc. symbol)                 4,200                  144
Teleplan (EUR) *                                     1,242                   12
Thiel Logistik (EUR) *                              13,940                  131
                                                                          3,055


Office Electronics  0.1%

Canon (JPY)                                         17,000      $           655
                                                                            655


Semiconductor Equipment & Products  1.3%

Analog Devices *                                    26,000                  952
Applied Materials *                                 31,700                  703
ATMI *(misc. symbol)                                 7,400                  197
Cabot Microelectronics *(misc. symbol)               4,000                  195
Entegris *                                          15,000                  193
Exar *                                               8,400                  182
Genesis Microchip *(misc. symbol)                    2,000                   33
hi/fn *                                              2,100                   18
Infineon Technologies (EUR) *                       12,458                  217
Intel                                               56,400                1,556
Jenoptik (EUR)                                      11,203                  218
KLA-Tencor *                                         5,400                  282
Linear Technology                                    3,800                  142
Maxim Integrated Products *                         35,200                1,619
MKS Instruments *                                    9,500                  292
Mykrolis *                                          15,000                  203
Pixelworks *(misc. symbol)                           4,500                   39
Qlogic *                                             5,800                  265
QuickLogic *                                         4,600                   21
Rohm (JPY)                                           1,300                  191
Samsung Electronics (KRW)                            1,200                  338
Shinko Electric Industries (JPY)                     3,800                   88
Sipex *(misc. symbol)                                3,500                   33
Texas Instruments                                   31,400                  900
Xilinx *                                            11,700                  412
                                                                          9,289


Software  1.2%

Activision *                                         1,650                   54
Actuate *(misc. symbol)                              8,300                   48
Adobe Systems                                        6,500                  235
Autonomy (GBP) *                                     9,596                   50
Concord Communications *                             1,300                   19
Electronic Arts *                                    3,200                  205
ENIX Corporation (JPY)                              16,900                  388
Jack Henry & Associates (misc. symbol)              17,700      $           348
Kronos *(misc. symbol)                              11,900                  488
Magma Design Automation *(misc. symbol)              1,100                   19
Mercury Interactive *(misc. symbol)                  2,900                   98
Microsoft *                                         72,800                3,706
Midway Games *(misc. symbol)                        19,600                  199
NetIQ *                                              2,152                   50
Oracle *                                             8,800                   70
Progress Software *                                 19,900                  275
Quest Software *(misc. symbol)                       5,900                   83
Sage (GBP)                                          78,217                  201
SAP (EUR)                                            3,962                  413
Siebel Systems *                                     2,200                   40
SPSS *(misc. symbol)                                 5,600                   90
Trend Micro (JPY) *                                  7,500                  222
Verisity +*(misc. symbol)                            3,200                   53
VERITAS Software *                                  18,250                  414
Verity *                                            12,400                  115
Wind River Systems *(misc. symbol)                  11,600                   78
                                                                          7,961

Total Information Technology                                             35,856


MATERIALS  3.9%

Chemicals  2.1%

Agrium                                              29,100                  295
Airgas *                                            23,400                  381
Arch Chemicals                                      14,100                  328
BASF (EUR)                                          15,844                  737
Degussa (EUR)                                       23,916                  804
Dow Chemical                                        46,900                1,564
DuPont                                              24,573                1,130
Ferro                                                3,100                   91
Great Lakes Chemical                                48,040                1,221
Hercules *                                         120,100                1,512
IMC Global                                           3,600                   51
International Flavors & Fragrances                  67,600                2,302
Kaneka (JPY)                                        43,000                  294
MacDermid (misc. symbol)                             1,600      $            33
Material Sciences *                                  7,500                   92
Minerals Technologies                               10,000                  526
Potash (misc. symbol)                               22,300                1,495
Scotts, Class A *                                   10,300                  483
Shin-Etsu Chemical (JPY)                            23,900                  963
                                                                         14,302


Construction Materials  0.2%

Boral (AUD)                                        144,576                  316
Cemex Participating Certificates (Represents 2
  Series A and 1 Series B shares) (MXN)            100,583                  602
Ciments Francais (EUR)                               3,866                  185
Heidelberger Zement (EUR)                            3,651                  154
RMC (GBP)                                           47,646                  505
                                                                          1,762


Containers & Packaging  0.0%

Ivex Packaging *                                     8,900                  205
Smurfit-Stone Container *                            2,000                   33
                                                                            238


Metals & Mining  1.0%

Alcoa                                               62,716                2,194
Anglo American (GBP)                                 3,128                   57
Arbed (EUR)                                            788                  115
Companhia Vale do Rio Doce ADR (1 ADR represents
  1 preferred A share) (misc. symbol)               14,800                  436
Gibraltar Steel                                      2,800                   66
Lihir Gold (AUD) *                                 183,620                  161
Newmont Mining                                       1,971                   61
NN, Inc                                              4,600                   49
Pechiney (EUR)                                       5,077                  273
Phelps Dodge                                        62,700                2,446
Rio Tinto (AUD)                                     51,894                1,031
                                                                          6,889


Paper & Forest Products  0.6%

Buckeye Technologies *                              18,800                  195
Kimberly-Clark de Mexico, Series A (MXN)           184,900                  554
MeadWestvaco                                        35,500                1,121
Potlatch (misc. symbol)                                100                    4
Svenska Cellulosa, Series B (SEK)                    9,496      $           330
Weyerhaeuser                                        26,700                1,749
                                                                          3,953

Total Materials                                                          27,144


TELECOMMUNICATION SERVICES  2.0%

Diversified Telecommunication Services  1.2%

AT&T                                               117,724                1,409
BT Group (GBP) *                                    87,538                  359
France Telecom (EUR)                                 6,375                  124
France Telecom ADR                                   2,500                   47
Hellenic Telecommunications Organization (EUR)      12,340                  199
Pacific Century CyberWorks ADR *(misc. symbol)        8,00                  119
Portugal Telecom (EUR)                              26,757                  195
Royal KPN (EUR) *                                   53,806                  236
SBC Communications                                  38,000                1,303
Singapore Telecommunications (SGD)                 253,000                  222
Sprint                                              98,900                1,627
TDC A/S (DKK)                                       11,032                  288
Telebras ADR (misc. symbol)                         11,000                  321
Telecom Corp. of New Zealand ADR                     2,700                   53
Telecom Italia (Ordinary shares) (EUR)              84,289                  677
Telefonica ADR                                      13,453                  423
Telmex, Series L, ADR                               26,500                  922
Telstra (AUD)                                       79,600                  213
                                                                          8,637


Wireless Telecommunication Services  0.8%

AirGate PCS *(misc. symbol)                          1,700                   20
America Movil, Series L, ADR                        25,500                  446
Bouygues (EUR)                                       7,911                  234
China Mobile (Hong Kong) (HKD) *                    53,500                  169
Debitel (EUR)                                        9,643                  112
KDDI (JPY)                                             107                  381
NTT DoCoMo (JPY)                                       197                  533
Telecom Italia Mobile (EUR)                        134,357                  569
Vodafone (GBP)                                     190,959                  288
Vodafone ADR (misc. symbol)                        188,050      $         2,808
Western Wireless, Class A *                          4,600                   15
                                                                          5,575

Total Telecommunication Services                                         14,212


UTILITIES  1.5%

Electric Utilities  1.3%

Chubu Electric (JPY)                                16,300                  279
Cleco                                               22,800                  528
Constellation Energy Group                          43,200                1,308
E.On (EUR)                                          21,518                1,121
Electrobras ADR (misc. symbol)                      46,100                  271
Exelon                                              30,750                1,645
FirstEnergy                                         34,556                1,192
Hong Kong Electric (HKD)                            71,000                  275
Iberdrola (EUR)                                     64,803                  902
MVV Energie (EUR)                                    4,481                   67
Tokyo Electric Power (JPY)                          24,000                  503
TXU                                                 21,800                1,119
Unisource Energy                                     4,500                   87
                                                                          9,297


Gas Utilities  0.1%

Australian Gas Light (AUD)                          68,378                  381
El Paso Corporation                                  2,200                   57
Tokyo Gas (JPY)                                     69,000                  189
                                                                            627


Water Utilities  0.1%

Severn Trent (GBP)                                  41,328                  470
                                                                            470

Total Utilities                                                          10,394

Total Common Stocks and
Warrants (Cost  $393,539)                                               424,826

Preferred Stocks  0.1%

Anvil, Series B, PIK*                                6,814                  119

CSC Holdings, Series M, PIK                          8,375                  754

Total Preferred Stocks (Cost  $945)                                         873


Convertible Preferred Stocks  0.0%

Ford Motor Company Capital Trust II                  2,600      $           158

Total Convertible Preferred Stocks (Cost  $130)                             158


Corporate Bonds  14.1%

Acetex, Sr. Notes, 10.875%, 8/1/09         $       125,000                  131

Actuant Corporation, Sr. Sub. Notes,
  13.00%, 5/1/09                                   292,000                  333

Advance Stores,
  Sr. Sub. Notes, 10.25%, 4/15/08                  375,000                  398

AEP Industries, Sr. Sub. Notes, 144A,
  9.875%, 11/15/07                                 125,000                  126

AFC Enterprises, Sr. Sub. Notes,
  10.25%, 5/15/07                                  500,000                  525

AGCO, Sr. Notes, 9.50%, 5/1/08 +                   125,000                  135

AIG Sunamerica Global Financing XII
  Sr. Notes, 144A, 5.30%, 5/30/07                  575,000                  583

Ainsworth Lumber
  Sr. Notes
    12.50%, 7/15/07                                 25,000                   27
    13.875%, 7/15/07                               200,000                  226

Airgate PCS, Sr. Sub. Notes, STEP, 0%,
  10/1/09 (misc. symbol)                           500,000                  317

AK Steel, Sr. Notes, 9.125%,
  12/15/06(misc. symbol)                           400,000                  416

Alamosa, Sr. Notes, 12.50%, 2/1/11                 400,000                  328

Alaska Communications Systems, Sr. Sub. Notes
  9.375%, 5/15/09                                  450,000                  427

Allegheny Energy Supply, Sr. Notes
  144A, 8.25%, 4/15/12                             825,000                  853

Allstate Financial Global Funding, Sr. Notes
  144A, 5.25%, 2/1/07                              900,000                  903

AMC Entertainment, Sr. Sub. Notes
  144A, 9.875%, 2/1/12                             250,000                  255

American Achievement, Sr. Notes,
  11.625%, 1/1/07                                  100,000                  105

American Airlines, ETC, 9.71%, 1/2/07               29,463                   29

American Builders & Contractors Supply, Series B
  Sr. Sub. Notes, 10.625%, 5/15/07                 500,000                  525

American Pacific, Sr. Notes, 9.25%, 3/1/05         350,000                  355

Amerigas Partners, Sr. Notes, 10.00%, 4/15/06      550,000                  575

AmerisourceBergen, Sr. Notes, 8.125%, 9/1/08       275,000                  287

Ameristar Casinos, Sr. Notes, 10.75%, 2/15/09      300,000                  330

Amkor Technology, Sr. Notes,
  9.25%, 5/1/06 $                                  100,000      $           100

AMR, Sr. Notes, 9.00%, 9/15/16                     100,000                   96

Anteon, Sr. Sub. Notes, 12.00%, 5/15/09            187,000                  208

Anvil Knitwear, Sr. Notes, 10.875%, 3/15/07         75,000                   71

AOL Time Warner, Sr. Notes, 7.625%, 4/15/31        675,000                  651

Applied Extrusion Technologies,
  Sr. Notes, 10.75%, 7/1/11                        250,000                  240

Argosy Gaming, Sr. Sub. Notes,
  10.75%, 6/1/09                                   550,000                  605

Armkel Finance, Sr. Sub. Notes,
  9.50%, 8/15/09                                   250,000                  265

Arvin Industries, Sr. Notes,
  7.125%, 3/15/09                                   75,000                   73

Arvinmeritor, Sr. Notes, 8.75%, 3/1/12              50,000                   54

ASAT Finance, Sr. Notes, 12.50%, 11/1/06           243,750                  205

Associated Materials, Sr. Sub. Notes,
  144A, 9.75%, 4/15/12                             275,000                  286

AT&T, Sr. Notes, 144A, 8.00%, 11/15/31             565,000                  484

Atlantic Richfield, Sr. Notes,
  9.125%, 3/1/11                                 1,000,000                1,220

Avaya, Sr. Notes, 11.125%, 4/1/09                  150,000                  149

Avecia Group, Sr. Notes, 11.00%,
  7/1/09 (misc. symbol)                            225,000                  227

Avis Group, Sr. Sub. Notes,
  11.00%, 5/1/09                                   325,000                  361

B&G Foods, Sr. Sub. Notes, 9.625%, 8/1/07           75,000                   77

Bally Total Fitness, Sr. Sub. Notes,
  9.875%, 10/15/07                                 250,000                  257

Bank One, Sr. Notes, 5.50%, 3/26/07                445,000                  455

Better Minerals & Aggregates,
  Sr. Sub. Notes 13.00%, 9/15/09                   100,000                  104

Canadian Natural Resources, Sr. Notes,
  7.20%, 1/15/32                                   560,000                  562

Canwest Media, Sr. Sub. Notes,
  10.625%, 5/15/11                                 150,000                  162

Centerpoint Properties, MTN,
  7.90%, 1/15/03                                 1,000,000                1,025

Charter Communications
  Sr. Notes
    10.00%, 5/15/11                                300,000                  261
    10.75%, 10/1/09                                150,000                  138
    11.125%, 1/15/11                               150,000                  140

Cinemark USA, Series B, Sr. Sub. Notes,
  8.50%, 8/1/08                                    300,000                  286

CIT Group, Sr. Notes, 7.75%, 4/2/12                360,000                  368

Clear Channel Communications, Sr. Notes
  7.875%, 6/15/05                                1,250,000                1,320

CMS Energy, Sr. Notes, 9.875%, 10/15/07            450,000                  450

Coast Hotels & Casinos, Sr. Sub. Notes
  144A, 9.50%, 4/1/09                               75,000                   80

Coastal, Sr. Notes, 6.50%, 5/15/06         $       850,000      $           834

Coaxial, Sr. Notes, STEP, 0%, 8/15/08              675,000                  547

Coinmach, Sr. Notes, 144A, 9.00%, 2/1/10           250,000                  259

Collins & Aikman Floorcovering,
  Sr. Sub. Notes 144A, 9.75%, 2/15/10              200,000                  210

Comcast Cable Communications, Sr. Notes
  6.75%, 1/30/11                                   800,000                  772

Conmed, Sr. Sub. Notes, 9.00%, 3/15/08             275,000                  284

Constellation Energy Group,
  Sr. Notes, 6.35%, 4/1/07                         875,000                  898

Consumers Energy Group, 1st Mtg.,
  6.00%, 3/15/05                                   610,000                  618

Container Corp. of America,
  Sr. Notes, 9.75%, 4/1/03                         250,000                  255

Continental Airlines, PTC, 7.568%, 12/1/06         340,000                  301

Cott Beverages, Sr. Sub. Notes, 144A
  8.00%, 12/15/11                                  500,000                  509

Countrywide Home Loans,
  Sr. Notes, 5.50%, 2/1/07                         855,000                  861

Courtyard by Marriott II,
  Sr. Notes, 10.75%, 2/1/08                        100,000                  103

Cox Communications
  Sr. Notes
    7.25%, 11/15/15                                600,000                  573
    7.875%, 8/15/09                                465,000                  474

Credit Suisse First Boston,
  Sr. Notes, 6.50%, 1/15/12                        900,000                  908

Cross Timbers Oil, Sr. Sub. Notes,
  8.75%, 11/1/09                                   275,000                  289

CSK Auto, Sr. Notes, 144A, 12.00%, 6/15/06         175,000                  187

DaimlerChrysler, Sr. Notes, 7.30%, 1/15/12         520,000                  545

Dan River, Sr. Sub. Notes,
  10.125%, 12/15/03                                325,000                  289

Dana
  Sr. Notes
    9.00%, 8/15/11                                  25,000                   25
  144A, 10.125%, 3/15/10                           125,000                  132

Delco Remy International,
  Sr. Notes 8.625%, 12/15/07                       125,000                  124

Devon Energy, Sr. Notes, 7.95%, 4/15/32            420,000                  456

Dime Capital Trust I, Jr. Sub.
  Notes, 9.33%, 5/6/27                             200,000                  215

Dimon, Sr. Notes, 9.625%, 10/15/11                 525,000                  556

Dobson Communications,
Sr. Notes 10.875%, 7/1/10 (misc. symbol)            75,000                   67

Dyersburg, Series B,
  Sr. Sub. Notes, 9.75%, 9/1/07                    250,000                    0

Dyncorp, Sr. Sub. Notes, 9.50%, 3/1/07     $       225,000      $           233

Dynegy Holdings, Sr. Notes,
  8.75%, 2/15/12 (misc. symbol)                    595,000                  458

Earle M. Jorgensen,
  Sr. Notes, 144A, 9.75%, 6/1/12                   100,000                  102

EchoStar DBS
  Sr. Notes
    144A, 9.125%, 1/15/09                          250,000                  251
      9.375%, 2/1/09                               225,000                  229

El Paso Energy Partners,
  Sr. Sub. Notes 8.50%, 6/1/11                     400,000                  404

Fairchild Semiconductor,
  Sr. Sub. Notes 10.50%, 2/1/09                    450,000                  496

Federated Department Stores,
  Sr. Notes, 6.625%, 4/1/11                        730,000                  743

First Energy,
  Sr. Notes, 7.375%, 11/15/31                      620,000                  589

Fisher Scientific, Sr. Sub. Notes,
  144A, 8.125%, 5/1/12                             125,000                  125

Flextronics, Sr. Sub. Notes,
  9.875%, 7/1/10 (misc. symbol)                    450,000                  488

Foamex, Sr. Notes, 144A, 10.75%, 4/1/09             50,000                   53

Foodmaker, Sr. Notes, 9.75%, 11/1/03               450,000                  457

Ford Motor, Sr. Notes, 7.45%, 7/16/31            1,920,000                1,861

Four M, Sr. Notes, 12.00%, 6/1/06                  400,000                  414

France Telecom, Sr. Notes, 8.25%, 3/1/11           960,000                  934

Fresenius, Sr. Notes, 7.875%, 2/1/08               500,000                  497

Gap
  Sr. Notes, STEP
    8.15%, 12/15/05                                125,000                  125
    8.80%, 12/15/08 (misc. symbol)                 150,000                  154

General Motors Acceptance Corp.,
  Sr. Notes 8.00%, 11/1/31                       1,000,000                1,067

Geophysique, Sr. Notes,
  10.625%, 11/15/07 (misc. symbol)                 300,000                  310

Global Imaging Systems,
  Sr. Sub. Notes 10.75%, 2/15/07                   275,000                  278

Golden State Holdings,
  Sr. Notes, 7.125%, 8/1/05                        450,000                  476

Goldman Sachs Group,
  Sr. Notes, 6.60%, 1/15/12                        760,000                  773

Gray Communications Systems,
  Sr. Sub. Notes 144A, 9.25%, 12/15/11             150,000                  156

Hanover Equipment Trust
 Sr. Notes, 144A
    8.50%, 9/1/08                                  100,000                   99
    8.75%, 9/1/11                                  175,000                  173

Harrah's Operating,
  Sr. Sub. Notes, 7.875%, 12/15/05         $       250,000      $           258

Hartford Life,
  Sr. Notes, 6.90%, 6/15/04                        900,000                  948

Hasbro
  Sr. Notes
    6.60%, 7/15/28                                  50,000                   38
    8.50%, 3/15/06 (misc. symbol)                  200,000                  208

Herbst Gaming, Sr. Notes, 10.75%, 9/1/08           100,000                  107

Hercules, Sr. Notes, 11.125%, 11/15/07             450,000                  508

HMH Properties, Sr. Notes, 7.875%, 8/1/08          125,000                  122

Hockey Company,
  Sr. Notes, 144A, 11.25%, 4/15/09                 100,000                  102

Hollywood Casino, 1st Mtg., 11.25%, 5/1/07         225,000                  249

Hollywood Park,
  Sr. Sub. Notes, 9.25%, 2/15/07                   275,000                  265

Host Marriott,
  Sr. Notes, 144A, 9.50%, 1/15/07                  100,000                  104

Household Finance,
  Sr. Notes, 7.00%, 5/15/12                        655,000                  664

Huntsman ICI Chemicals
    Sr. Notes, 144A, 9.875%, 3/1/09                125,000                  128
    Sr. Sub. Notes, 10.125%, 7/1/09                300,000                  278

Insight Communications,
  Sr. Notes STEP, 0%, 2/15/11                      850,000                  455

Insight Health Services,
  Sr. Sub. Notes, 9.875%, 11/1/11                  200,000                  206

Interface
    Sr. Notes, 144A, 10.375%, 2/1/10               150,000                  161
    Sr. Sub. Notes, 7.30%, 4/1/08                  250,000                  234

International Game Technology
  Sr. Notes, 8.375%, 5/15/09                       400,000                  422

International Lease Finance,
  Sr. Notes, 6.375%, 3/15/09                       650,000                  661

International Wire Group,
  Sr. Notes, 11.75%, 6/1/05                        450,000                  405

Intertek Finance,
  Sr. Notes, 10.25%, 11/1/06                       200,000                  210

IPC Acquisition,
  Sr. Sub. Notes, 144A 11.50%, 12/15/09            250,000                  248

Iron Mountain,
  Sr. Sub. Notes, 8.625%, 4/1/13                   500,000                  515

Isle of Capri Casinos,
  Sr. Sub. Notes, 8.75%, 4/15/09                   250,000                  257

John Q. Hammons Hotels, 1st Mtg., 144A
  8.875%, 5/15/12                                  275,000                  278

JohnsonDiversey, Sr. Sub. Notes,
  144A, 9.625%, 5/15/12                            400,000                  422

Jostens, Sr. Sub. Notes, 12.75%, 5/1/10            250,000                  282

Kinder Morgan Energy Partners,
  Sr. Notes 7.75%, 3/15/32                         475,000                  503

Kinetic Concepts,
  Sr. Sub. Notes, 9.625%, 11/1/07          $       200,000      $           204

Koppers, Sr. Sub. Notes, 9.875%, 12/1/07           425,000                  435

Kraft Foods, Sr. Notes, 6.25%, 6/1/12              655,000                  668

L-3 Communications,
  Sr. Sub. Notes, 10.375%, 5/1/07                  232,000                  244

La Quinta Inns, Sr. Notes, 7.25%, 3/15/04          375,000                  371

Lamar Media,
  Sr. Sub. Notes, 8.625%, 9/15/07                  200,000                  208

Lear, Sr. Notes, 7.96%, 5/15/05                    400,000                  414

Lennar, Series B, Sr. Notes, 9.95%, 5/1/10         525,000                  591

LIN Holdings, Sr. Notes, STEP, 0%, 3/1/08          325,000                  308

LNR Property,
  Sr. Sub. Notes, 10.50%, 1/15/09                   25,000                   27

Longview Fibre,
  Sr. Sub. Notes, 144A, 10.00%, 1/15/09            475,000                  498

Luigino's, Sr. Sub. Notes, 10.00%, 2/1/06          200,000                  207

Luscar Coal, Sr. Notes, 9.75%, 10/15/11            125,000                  136

Lyondell Chemical
  Sr. Notes
    9.50%, 12/15/08                                125,000                  121
    9.875%, 5/1/07                                 150,000                  147

MacDermid,
  Sr. Sub. Notes, 9.125%, 7/15/11                  250,000                  265

Magnum Hunter Resources,
  Sr. Notes, 144A 9.60%, 3/15/12                   125,000                  132

Mail-Well, Sr. Notes,
  144A, 9.625%, 3/15/12                            175,000                  177

Mastec, Sr. Sub. Notes, 7.75%, 2/1/08               75,000                   68

MBNA America Bank,
  Sr. Notes, 6.50%, 6/20/06                      1,000,000                1,031

McCormick, Sr. Notes, 6.40%, 2/1/06                775,000                  801

Mediacom Broadband,
  Sr. Notes, 11.00%, 7/15/13                       200,000                  206

Mediacom LLC/Mediacom Capital Company
  Sr. Notes
    9.50%, 1/15/13                                  50,000                   49

Meritor Automotive,
  Sr. Notes, 6.80%, 2/15/09                        125,000                  120

Mikohn Gaming, Sr. Notes, 11.875%, 8/15/08         125,000                  121

Morgan Stanley Group,
  Sr. Notes, 5.80%, 4/1/07                         470,000                  478

Motors & Gears,
  Sr. Notes, 10.75%, 11/15/06                      225,000                  214

MSX International,
  Sr. Sub. Notes, 11.375%, 1/15/08                 150,000                  105

Navistar International, Series B,
  Sr. Notes, 9.375%, 6/1/06                        250,000                  262

Nextel Communications, Sr. Notes
  STEP, 0%, 9/15/07                                225,000                  152
    9.375%, 11/15/09 (misc. symbol)                575,000                  376

Nextel Partners, Sr. Notes,
  144A, 12.50%, 11/15/09                           125,000                   85

NiSource, Sr. Notes, 7.625%, 11/15/05      $       700,000      $           705

Noram Energy, Sr. Notes, 6.50%, 2/1/08             143,000                  130

Nortek, Series B, Sr. Sub. Notes,
  9.875%, 6/15/11                                  400,000                  407

Northern Trust, Sr. Notes, 6.65%, 11/9/04        2,000,000                2,123

Northrop Grumman,
  Sr. Notes, 7.125%, 2/15/11                       435,000                  456

Northwest Airlines,
  Sr. Sub. Notes, 9.875%, 3/15/07                  100,000                   96

OM Group, Sr. Sub. Notes, 9.25%, 12/15/11          100,000                  104

Omnicare, Sr. Notes, 8.125%, 3/15/11               275,000                  290

Orange, Sr. Notes, 9.00%, 6/1/09                 1,000,000                1,041

Orion Power, Sr. Notes, 12.00%, 5/1/10             175,000                  157

Owens Brockway Glass, Sr. Notes
  144A, 8.875%, 2/15/09                            225,000                  234

Peabody Energy,
  Sr. Sub. Notes, 9.625%, 5/15/08                  688,000                  729

P&L Coal Holdings,
  Sr. Notes, 8.875%, 5/15/08                        50,000                   53

Packaged Ice, Series B, Sr. Sub. Notes,
  9.75%, 2/1/05 (misc. symbol)                     200,000                  168

Packaging Corp. of America,
  Sr. Sub. Notes 9.625%, 4/1/09                  1,000,000                1,082

Paxson Communications
  Sr. Sub. Notes
  STEP, 0%, 1/15/09                                200,000                  148
    10.75%, 7/15/08                                250,000                  272

PDVSA Finance,
  Sr. Notes, 6.45%, 2/15/04                        498,750                  491

Penn National Gaming,
  Sr. Sub. Notes, 11.125%, 3/1/08                  350,000                  378

Pennzoil Quaker State,
  Sr. Notes, 10.00%, 11/1/08                        75,000                   88

Petro Stopping,
  Sr. Notes, 10.50%, 2/1/07                        425,000                  408

Petroleum Helicopters,
  Sr. Notes, 144A, 9.375%, 5/1/09                   150,00                  155

Phelps Dodge, Sr. Notes, 8.75%, 6/1/11             745,000                  753

PHH, MTN, 8.125%, 2/3/03                           460,000                  474

Plastipak Holdings,
  Sr. Notes, 10.75%, 9/1/11                        100,000                  110

Playtex Products,
  Sr. Sub. Notes, 9.375%, 6/1/11                   450,000                  481

PNC Funding, Sr. Notes, 5.75%, 8/1/06              900,000                  927

Potlatch, Sr. Sub. Notes, 10.00%, 7/15/11          175,000                  192

PPL Energy, Sr. Notes, 6.40%, 11/1/11              450,000                  430

Premier Parks
  Sr. Notes
  STEP, 0%, 4/1/08                                  75,000                   73
    9.75%, 6/15/07                                 250,000                  260

Pride Petroleum,
  Sr. Notes, 9.375%, 5/1/07 (misc. symbol)         350,000                  366

Primedia, Sr. Notes, 8.50%, 2/1/06         $       275,000      $           223

Principal Mutual Life
    7.875%, 3/1/24                                 250,000                  242
  144A, 8.00%, 3/1/44                              925,000                  901

Quebecor Media, Sr. Notes, 11.125%, 7/15/11        300,000                  307

Qwest Communications,
  Sr. Notes, 7.50%, 11/1/08                        700,000                  553

Radio One, Sr. Sub. Notes, 8.875%, 7/1/11          450,000                  470

Regions Financial,
  Sr. Sub. Notes 6.375%, 5/15/12                   550,000                  559

Rogers Cablesystems,
  Sr. Notes, 10.00%, 3/15/05                       250,000                  269

Rogers Wireless, 9.625%, 5/1/11                    175,000                  152

Rouse, Sr. Notes, 8.43%, 4/27/05                   800,000                  851

Russell, Sr. Notes, 144A, 9.25%, 5/1/10            100,000                  104

Ryland, Sr. Sub. Notes, 9.125%, 6/15/11            400,000                  426

Salem Communications,
  Sr. Sub. Notes, 9.00%, 7/1/11                    250,000                  260

Schuff Steel, Sr. Notes,
  10.50%, 6/1/08 (misc. symbol)                    200,000                  190

Seagate Tech,
  Sr. Notes, 144A, 8.00%, 5/15/09                  150,000                  152

Sealy Mattress, Sr. Notes
  STEP, 0%, 12/15/07 (misc. symbol)                150,000                  151

Sears Roebuck Acceptance Corporation
  Sr. Notes, 6.70%, 4/15/12                        700,000                  715

Sempra Energy, Sr. Notes, 6.80%, 7/1/04            900,000                  936

ServiceMaster
  Sr. Notes
    7.10%, 3/1/18                                  300,000                  293
    7.45%, 8/15/27                                 200,000                  190

Silgan, Sr. Sub. Notes,
  144A, 9.00%, 6/1/09                              400,000                  418

Simmons, Sr. Sub. Notes, 10.25%, 3/15/09            75,000                   80

Simon Debartolo, REIT,
  Sr. Notes, 6.875%, 11/15/06                      575,000                  598

Sinclair Broadcast,
  Sr. Sub. Notes, 8.75%, 12/15/07                  475,000                  487

SITEL, Sr. Sub. Notes, 9.25%, 3/15/06              200,000                  186

Six Flags, Sr. Notes, 9.50%, 2/1/09                275,000                  285

Smithfield Foods,
  Sr. Notes, 8.00%, 10/15/09                       350,000                  356

Solectron
  LYONs, 11/20/20                                  275,000                  132
  Sr. Notes, 9.625%, 2/15/09                       250,000                  252

Southern Natural Gas,
  Sr. Notes, 8.00%, 3/1/32                         295,000                  290

Spanish Broadcasting Systems,
  Sr. Sub. Notes 9.625%, 11/1/09                   150,000                  158

Sprint Capital,
  Sr. Notes, 6.875%, 11/15/28              $       630,000      $           487

Starwood Hotels & Resorts,
  Sr. Notes, 7.375%, 5/1/07                        150,000                  153

State Street,
  Sr. Sub. Notes, 7.65%, 6/15/10                   400,000                  442

Station Casinos,
  Sr. Sub. Notes, 9.875%, 7/1/10                   125,000                  135

Steel Dynamics,
  Sr. Notes, 144A, 9.50%, 3/15/09                  200,000                  210

Stoneridge, Sr. Notes,
  144A, 11.50%, 5/1/12                              50,000                   53

Sun Media,
  Sr. Sub. Notes, 9.50%, 2/15/07                   250,000                  262

Swift Energy,
  Sr. Sub. Notes, 9.375%, 5/1/12                   250,000                  247

Sybron Dental Specialties, Sr. Sub. Notes, 144A
  8.125%, 6/15/12                                   75,000                   76

Synagro Technologies,
  Sr. Notes, 144A, 9.50%, 4/1/09                   250,000                  257

Teco Energy, Sr. Notes, 7.00%, 5/1/12              305,000                  311

Terex, Sr. Sub. Notes, 10.375%, 4/1/11             150,000                  164

Transwestern, Sr. Notes,
  STEP, 0%, 11/15/08                               175,000                  175

TravelCenters of America, Sr. Sub. Notes
  12.75%, 5/1/09                                   350,000                  385

Triad Hospitals,
  Sr. Sub. Notes, 11.00%, 5/15/09                  400,000                  446

Trimas, Sr. Sub. Notes,
  144A, 9.875%, 6/15/12                            425,000                  435

Triton PCS
  Sr. Sub. Notes
  STEP, 0%, 5/1/08                                 325,000                  273
    8.75%, 11/15/11                                125,000                  109

TXU, Sr. Notes, 6.375%, 6/15/06                    475,000                  484

Tyco International,
  Sr. Notes, 5.80%, 8/1/06                         925,000                  823

UCAR Finance,
  Sr. Notes, 144A, 10.25%, 2/15/12                 250,000                  262

United Air Lines, ETC, 9.20%, 3/22/08              170,780                  148

Universal Compression, Sr. Notes
  STEP, 0%, 2/15/08                                575,000                  566

Venetian Casino, 2nd Mtg.
    12.25%, 11/15/04                               250,000                  266
  144A, 11.00%, 6/15/10                            575,000                  598

WCI Communities,
  Sr. Sub. Notes, 10.625%, 2/15/11                 250,000                  269

WestAmerica Bank,
  Sr. Sub. Notes, 6.99%, 9/30/03                   250,000                  257

Western Financial Bank,
  Sr. Sub. Notes, 9.625%, 5/15/12                  100,000                  101

Westinghouse Air Brake,
  Sr. Notes, 9.375%, 6/15/05                       450,000                  452

Weyerhaeuser, Sr. Notes, 5.95%, 11/1/08            880,000                  884

Williams Companies,
  Sr. Notes, 7.625%, 7/15/19                       445,000                  378

Williams Scotsman,
  Sr. Notes, 9.875%, 6/1/07                        150,000                  152

Willis Corroon,
  Sr. Sub. Notes, 9.00%, 2/1/09            $       400,000      $           418

Worldcom
  Sr. Notes
    7.50%, 5/15/11                                  75,000                   35
    8.00%, 5/15/06 (misc. symbol)                  635,000                  349

XL Capital Finance,
  Sr. Notes, 6.50%, 1/15/12                        860,000                  882

Total Corporate Bonds (Cost  $97,078)                                    97,775


Convertible Bonds  0.0%

Liberty Media/Sprint PCS, Sr. Conv. Notes
  4.00%, 11/15/29                                  325,000                  175

Nextel Communications, Sr. Conv. Notes
  5.25%, 1/15/10 (misc. symbol)                     50,000                   27

Total Convertible Bonds (Cost  $226)                                        202


Asset-Backed Securities  1.9%

American Express Credit Master Trust
  Series 2001-5, Class A, 2.02%, 11/15/10        1,475,000                1,479

Capital Auto Receivables Asset
  Series 2002-2, Class CERT,
  4.18%, 10/15/07                                1,300,000                1,311

Chase Manhattan Auto Owner Trust
  Series 2001-B, Class CTFS, 3.75%, 5/15/08        446,000                  444
  Series 2001-B, Class A4, 3.80%, 5/15/08          550,000                  545

CIT RV Trust, Series 1998-A,
  Class A4, 6.09%, 2/15/12                       2,065,000                2,124

Citibank Credit Card Issuance Trust
  Series 2000-C1, Class C1, 7.45%, 9/15/07         800,000                  853

Harley Davidson Motorcycle Trust
  Series 2002-1, Class B, 4.36%, 1/15/10           761,202                  770

MBNA Master Credit Card Trust II
  Series 1998-E, Class A, 2.125%, 9/15/10          700,000                  701
  Series 2000-D, Class C, 8.40%, 9/15/09           850,000                  935

Reliant Energy Transition Bond
  Series 2001-1, Class A4, 5.63%, 9/15/15        1,550,000                1,503

Salomon Smith Barney RV Trust
  Series 2001-1, Class A3, 4.74%, 2/15/13          875,000                  883

Toyota Auto Receivables Owner Trust
  Series 2000-B, Class A4, 6.80%, 4/15/07        1,400,000                1,467

Total Asset-Backed Securities (Cost  $12,834)                            13,015


NON-U.S. Government Mortgage-

Backed Securities  1.8%

BankBoston Home Equity Loan Trust
  Series 1998-1, Class A6, 6.35%, 2/25/13  $     1,499,731      $         1,550

Chase Funding Mortgage Loan
  Series 2002-1, Class 1A3,
  5.039%, 12/25/23                               1,100,000                1,110

COMM 2000, Series 2000-C1,
  Class B, 7.494%, 4/15/10                         925,000                1,003

GSR Mortgage Loan Trust
  Series 2001-1, Class A12
    4.612%, 10/25/31                             1,625,000                1,631

JP Morgan Chase Commercial Mortgage Securities
  Series 2001-CIB2, Class A2
  CMO, 6.244%, 4/15/35                           1,075,000                1,117

  Series 2001-CIBC, Class A3
  CMO, 6.26%, 3/15/33                            1,400,000                1,437

Mellon Residential Funding
  Series 2001-HEIL, Class A3
    5.945%, 2/25/11                              1,700,000                1,750

Residential Funding Mortgage,
  Series 1999-S3, Class A1
  CMO, 6.50%, 1/25/29                              737,875                  750

Salomon Brothers Mortgage Securities VII
  CMO, Series 2001-C1,
  Class A2, 6.226%, 12/18/35                     1,025,000                1,063

Summit Mortgage Trust,
  Series 2002-1, Class  A2
  CMO, 6.138%, 2/26/29                             775,000                  791

Total Non-U.S. Government
Mortgage-Backed Securities (Cost  $11,921)                               12,202


U.S. Government Mortgage-
Backed Securities  9.1%


Federal Home Loan Mortgage
    5.00%, 12/1/08                               1,817,273                1,810
    6.00%, 4/1/24 - 11/1/25                        123,239                  124
    6.50%, 10/1 - 12/1/08                           86,192                   90
    7.00%, 10/1/08 - 11/1/30                     1,696,076                1,751
    9.00%, 11/1/04                                   3,817                    4

  CMO
    6.50%, 3/15/11                               3,271,000                3,451
    6.502%, 11/25/30                             1,825,000                1,909

  TBA, 7.00% 1/1/32                              1,300,000                1,343

Federal National Mortgage Assn.
    6.00%, 10/1/13 - 1/1/29                $     4,806,738      $         4,835
    6.50%, 4/1/15 - 8/1/23                       2,675,927                2,770
    7.00%, 12/1/15 - 9/1/30                      2,270,306                2,374
    8.00%, 5/1/07 - 6/1/10                          27,764                   30
    8.50%, 8/1/06 - 11/1/21                         14,808                   16
         CMO
    6.50%, 7/25/16 - 5/25/28                     3,766,092                3,889
    7.25%, 5/25/20                               1,374,779                1,435
    8.00%, 2/25/07                                  18,543                   19

  Interest Only, 6.50%, 2/1/32 +                 2,915,755                  784
  TBA
    6.00%, 1/1/17 - 1/1/32                       8,039,897                8,122
    6.50%, 1/1/17 - 1/1/32                      10,864,139               11,027
    7.00%, 1/1/32                                3,812,600                3,910

Government National Mortgage Assn.
  I
    6.00%, 5/15/17                                  24,508                   25
    6.50%, 1/15/26 - 2/15/29                     3,411,861                3,499
    7.00%, 4/15/24 - 5/15/26                     2,357,411                2,463
    7.50%, 2/15/16 - 2/15/31                     1,779,225                1,881
    8.00%, 3/15/22 - 11/15/24                      269,240                  290
  Midget, 7.00%, 3/15 - 12/1/13                  1,160,323                1,227
  TBA, 7.50%, 1/1/32                               650,000                  683

  II
    7.00%, 9/20/27                                 253,047                  263
    8.00%, 10/20/25                                 24,596                   26
  CMO, 6.50%, 10/20/26                           1,700,000                1,754

  TBA
    6.00%, 1/1/31                                  703,000                  696
    6.50%, 1/1/32                                  675,000                  686

Total U.S. Government
Mortgage-Backed Securities (Cost  $61,935)                               63,186


U.S. Government Obligations/
Agencies  8.7%

Federal Home Loan Bank
    4.96%, 10/7/05                               4,100,000                4,196
    5.75%, 5/15/12                               1,500,000                1,513

Federal Home Loan Mortgage
    3.25%, 1/15/04 (misc. symbol)          $       700,000      $           701
    5.75%, 1/15/12                               3,700,000                3,741
    6.25%, 7/15/32                                 367,000                  364
    6.75%, 3/15/31                                 350,000                  371

Federal National Mortgage Assn.
    6.00%, 5/15/11 (misc. symbol)                1,685,000                1,740
    6.25%, 2/1/11                                  930,000                  957
    7.125%, 1/15/30                              1,270,000                1,407

Resolution Funding, 8.125%, 10/15/19               210,000                  255

U.S. Treasury Bonds
    6.00%, 2/15/26 (misc. symbol)                  115,000                  118
    6.125%, 11/15/27 (misc. symbol)              4,000,000                4,178
    6.25%, 8/15/23 - 5/15/30 (misc. symbol)        985,000                1,053
    6.375%, 8/15/27 (misc. symbol)               2,965,000                3,194
    6.75%, 8/15/26 (misc. symbol)                6,345,000                7,134
    7.50%, 11/15/16 (misc. symbol)               2,705,000                3,211

U.S. Treasury Inflation-Indexed Notes
  3.875%, 1/15/09 (misc. symbol)                 3,978,683                4,222

U.S. Treasury Notes
    3.25%, 12/31/03 (misc. symbol)               1,425,000                1,433
    3.50%, 11/15/06 (misc. symbol)               4,550,000                4,415
    4.25%, 11/15/03 (misc. symbol)               1,990,000                2,032
    4.75%, 11/15/08 (misc. symbol)               6,240,000                6,268
    4.875%, 2/15/12                                400,000                  395
    5.00%, 8/15/11 (misc. symbol)                4,900,000                4,888
    5.875%, 11/15/04 (misc. symbol)              1,305,000                1,378
    6.50%, 8/15/05                               1,100,000                1,190

Total U.S. Government
Obligations/Agencies (Cost  $58,878)                                     60,354


Short-Term Investments  6.6%

Money Market Fund  6.6%

T. Rowe Price Reserve
Investment Fund, 1.98% #                        45,628,355               45,628

Total Short-Term Investments
(Cost  $45,628)                                                          45,628

Total Investments
in Securities
103.5% of Net Assets
(Cost $683,114)                                                 $       718,219

Futures Contracts

                                 Contract     Unrealized
                   Expiration     Value        Gain (Loss)
                   ----------    --------     ------------
                                      In thousands

Short, 20 U.S.
Treasury 10 year
contracts, $35,000
of U.S. Treasury
Notes pledged as
initial margin     6/02           $  (2,135)   $  (70)

Short, 73 U.S.
Treasury 5 year
contracts,$125,000
of U.S. Treasury
Notes pledged as
initial margin     6/02              (7,826)     (169)

Net payments (receipts)
of variation
margin to date                                    243

Variation margin
receivable (payable)
on open futures contracts                                                     4

Other Assets Less Liabilities                                           (24,624)

NET ASSETS                                                      $       693,599
                                                                ---------------

             #  Seven-day yield

             *  Non-income producing

             + Interest Only security for which the fund receives interest on notional principal (par)

(misc. symbol)  All or a portion of this security is on loan at May 31,
                2002 - See Note 2

             + Security contains restrictions as to public resale pursuant to the Securities Act of 1933 and related rules - total of such securities at period-end amounts to $188 and represents 0% of net assets

             @  Security valued by the Fund's Board of Directors

          144A Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers - total of such securities at period-end amounts to $12,016 and represents 1.7% of net assets

           ADR  American Depository Receipts
           AUD  Australian dollar
           CHF  Swiss franc
           CMO  Collateralized Mortgage Obligation
           DKK  Danish krone
           ETC  Equipment Trust Certificate
           EUR  Euro
           GBP  British pound
           GDR  Global Depository Receipts
           HKD  Hong Kong dollar
           JPY  Japanese yen
           KRW  South Korean won
         LYONs  Liquid Yield Option Notes
           MTN  Medium-Term Note
           MXN  Mexican peso
           NOK  Norwegian krone
           NZD  New Zealand dollar
           PIK  Payment-in-Kind
           PTC  Pass-Through Certificate
          REIT  Real Estate Investment Trust
           SEK  Swedish krona
           SGD  Singapore dollar
          STEP Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
           TBA To Be Announced security was purchased on a forward commitment basis


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
                                                                    May 31, 2002


Statement of Assets and Liabilities
--------------------------------------------------------------------------------
In thousands


Investments in securities,
at value (cost $683,114)                                   $  718,219

Securities lending collateral                                  61,649

Other assets                                                   12,397

Total assets                                                  792,265


Liabilities

Obligation to return
securities lending collateral                                  61,649

Other liabilities                                              37,017

Total liabilities                                              98,666

NET ASSETS                                                 $  693,599
                                                           ----------

Net Assets Consist of:

Undistributed net
investment income (loss)                                   $    3,483

Undistributed net
realized gain (loss)                                          (15,888)

Net unrealized gain (loss)                                     34,876

Paid-in-capital applicable to
45,904,963 shares of $0.0001
par value capital stock
outstanding; 1,000,000,000
shares of the Corporation
authorized                                                    671,128

NET ASSETS                                                 $  693,599
                                                           ----------

NET ASSET VALUE PER SHARE                                  $    15.11
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


Statement of Operations
--------------------------------------------------------------------------------
In thousands

                                                                 Year
                                                                Ended
                                                              5/31/02

Investment Income (Loss)

Income

  Interest                                                 $   16,538

  Dividend                                                      6,767

  Securities lending                                              250

  Total income                                                 23,555


Expenses

  Investment management                                         3,775

  Shareholder servicing                                         2,577

  Custody and accounting                                          226

  Prospectus and shareholder reports                               90

  Registration                                                     37

  Legal and audit                                                  19

  Directors                                                        10

  Proxy and annual meeting                                          8

  Miscellaneous                                                     6

  Total expenses                                                6,748

  Expenses paid indirectly                                         (2)

  Net expenses                                                  6,746


Net investment income (loss)                                   16,809


Realized and Unrealized Gain (Loss)

Net realized gain (loss)

  Securities                                                  (13,081)

  Futures                                                         111

  Foreign currency transactions                                  (132)

  Net realized gain (loss)                                    (13,102)


Change in net unrealized gain (loss)

  Securities                                                  (12,367)

  Futures                                                        (147)

  Other assets and liabilities
  denominated in foreign currencies                                 7

  Change in net unrealized
  gain (loss)                                                 (12,507)

Net realized and
unrealized gain (loss)                                        (25,609)

INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS                                     $   (8,800)
                                                           ----------


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Balanced Fund


Statement of Changes in Net Assets
--------------------------------------------------------------------------------
In thousands


                                                      Year                Ended
                                                   5/31/02              5/31/01

Increase (Decrease) in Net Assets

Operations

  Net investment income (loss)             $        16,809      $        19,051

  Net realized gain (loss)                         (13,102)               5,551

  Change in net unrealized gain (loss)             (12,507)               3,854

  Increase (decrease)
  in net assets
  from operations                                   (8,800)              28,456


Distributions to shareholders

  Net investment income                            (16,933)             (18,985)

  Net realized gain                                   (434)             (27,564)

  Decrease in net assets
  from distributions                               (17,367)             (46,549)


Capital share transactions*

  Shares sold                                      173,197              202,502

  Distributions reinvested                          17,291               46,365

  Shares redeemed                                 (142,051)            (171,301)

  Increase (decrease) in
  net assets from capital
  share transactions                                48,437               77,566


Net Assets

Increase (decrease) during period                   22,270               59,473

Beginning of period                                671,329              611,856

End of period                              $       693,599      $       671,329
                                           -------------------------------------


*Share information

  Shares sold                                       11,478               12,673

  Distributions reinvested                           1,166                2,933

  Shares redeemed                                   (9,424)             (10,679)

  Increase (decrease) in
  shares outstanding                                 3,220                4,927


The accompanying notes are an integral part of these financial statements.



T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------
                                                                    May 31, 2002


Notes to Financial Statements


NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

     T. Rowe Price Personal Strategy Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940. The Personal Strategy Balanced Fund (the fund), a diversified, open-end management investment company, is one of the portfolios established by the corporation and commenced operations on July 29, 1994. The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income, by investing in a diversified portfolio typically consisting of about 60% stocks, 30% bonds, and 10% money market securities.

     The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management.

     Valuation Equity securities listed or regularly traded on a securities exchange are valued at the last quoted sale price, or official closing price for certain markets, at the time the valuations are made. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the mean of the latest bid and ask prices. Other equity securities are valued at a price within the limits of the latest bid and ask prices deemed by the Board of Directors, or by persons delegated by the Board, best to reflect fair value.

     Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

     Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Financial futures contracts are valued at closing settlement prices.

     Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Currency Translation Assets and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and ask prices of such currencies against U.S. dollars quoted by a major bank. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the dates of such transactions. The effect of changes in foreign exchange rates on realized and unrealized security gains and losses is reflected as a component of such gains and losses.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for financial reporting purposes. On June 1, 2001, the fund adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide - Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized, and gain/loss on paydowns of mortgage- and asset-backed securities to be accounted for as interest income. Prior to June 1, 2001, the fund recognized premiums and discounts on mortgage- and asset-backed securities at time of disposition or principal repayment as gain or loss. Upon adoption, the fund adjusted the cost of its mortgage- and asset-backed securities, and corresponding unrealized gain/loss thereon, in the amount of $13,000, reflecting the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. For the year ended May 31, 2002, the effect of this change was to decrease net investment income by $58,000 ($0.001 per share), increase net realized gain/loss on securities by $67,000 ($0.001 per share), and decrease net unrealized gain/loss on securities by $9,000. This change had no effect on the fund's net assets or total return.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Dividend income and distributions to shareholders are recorded by the fund on the ex-dividend date. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges. Payments ("variation margin") made or received by the fund to settle the daily fluctuations in the value of futures contracts are recorded as unrealized gains or losses until the contracts are closed. Unrealized gains and losses on futures contracts are included in Other assets and Other liabilities, respectively, and in Change in net unrealized gain or loss in the accompanying financial statements.


NOTE 2 - INVESTMENT TRANSACTIONS

     Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

     Futures Contracts During the year ended May 31, 2002, the fund was a party to futures contracts, which provide for the future sale by one party and purchase by another of a specified amount of a specific financial instrument at an agreed upon price, date, time, and place. Risks arise from possible illiquidity of the futures market and from movements in security values and interest rates.

     Securities Lending The fund lends its securities to approved brokers to earn additional income. It receives as collateral cash and U.S. government securities valued at 102% to 105% of the value of the securities on loan. Cash collateral is invested in a money market pooled account by the fund's lending agent. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business each day; any additional collateral required due to changes in security values is delivered to the fund the next business day. Although risk is mitigated by the collateral, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. At May 31, 2002, the value of loaned securities was $59,326,000; aggregate collateral consisted of $61,649,000 in the securities lending collateral pool.

     Other Purchases and sales of portfolio securities, other than short-term and U.S. government securities, aggregated $386,579,000 and $345,643,000, respectively, for the year ended May 31, 2002. Purchases and sales of U.S. government securities aggregated $287,839,000 and $276,106,000, respectively, for the year ended May 31, 2002.


NOTE 3 - FEDERAL INCOME TAXES

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements.

     Distributions during the year ended May 31, 2002 totaled $17,367,000 and were characterized as ordinary income for tax purposes. At May 31, 2002, the tax-basis components of net assets were as follows:


--------------------------------------------------------------------------------
  Unrealized appreciation                                  $90,034,000

  Unrealized depreciation                                  (68,386,000)

  Net unrealized
  appreciation (depreciation)                               21,648,000

  Undistributed ordinary income                              3,486,000

  Capital loss carryforwards                                (2,663,000)

  Distributable earnings                                    22,471,000

  Paid-in capital                                          671,128,000

  Net assets                                              $693,599,000
                                                          ------------


     Pursuant to federal income tax regulations applicable to investment companies, the fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the year ended May 31, 2002, $13,381,000 of realized losses reflected in the accompanying financial statements will not be recognized for federal income tax purposes until 2003. Further, federal income tax regulations require the fund to treat the gain/loss on certain open futures contracts as realized on the last day of the tax year; accordingly, $239,000 of unrealized losses reflected in the accompanying financial statements were realized for tax purposes as of May 31, 2002. Further, the fund intends to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. As of May 31, 2002, the fund had $2,663,000 of capital loss carryforwards that expire in 2010.

     For financial reporting purposes, capital accounts and distributions to shareholders are adjusted to reflect the tax character of permanent book/tax differences. For the year ended May 31, 2002, the fund recorded the following permanent reclassifications, which relate primarily to the character of market discount at time of sale and a tax practice that treats a portion of the proceeds from each redemption of capital shares as a distribution of taxable net investment income and/or realized capital gain. Results of operations and net assets were not affected by these reclassifications.


--------------------------------------------------------------------------------
  Undistributed net
  investment income                                        $  106,000

  Undistributed net
  realized gain                                              (171,000)

  Paid-in capital                                              65,000


     At May 31, 2002, the cost of investments for federal income tax purposes was $696,343,000.


NOTE 4 - RELATED PARTY TRANSACTIONS

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates), a wholly owned subsidiary of T. Rowe Price Group. The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $336,000 was payable at May 31, 2002. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.25% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by Price Associates (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At May 31, 2002, and for the year then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfer and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Expenses incurred pursuant to these related party agreements totaled approximately $2,302,000 for the year ended May 31, 2002, of which $202,000 was payable at period-end.

     The fund may invest in the T. Rowe Price Reserve Investment Fund and T. Rowe Price Government Reserve Investment Fund (collectively, the Reserve Funds), open-end management investment companies managed by Price Associates. The Reserve Funds are offered as cash management options only to mutual funds and other accounts managed by Price Associates and/or its affiliates, and are not available to the public. The Reserve Funds pay no investment management fees. Distributions from the Reserve Funds to the fund for the year ended May 31, 2002, totaled $864,000 and are reflected as interest income in the accompanying Statement of Operations.



T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of T. Rowe Price Personal Strategy Funds, Inc. and Shareholders of T. Rowe Price Personal Strategy Balanced Fund

     In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of T. Rowe Price Personal Strategy Balanced Fund (one of the portfolios comprising T. Rowe Price Personal Strategy Funds, Inc., hereafter referred to as the "Fund") at May 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for each of the fiscal periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with custodians and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
Baltimore, Maryland
June 19, 2002



T. Rowe Price Personal Strategy Balanced Fund
--------------------------------------------------------------------------------


Tax Information (Unaudited) for the Tax Year Ended 5/31/02

We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.

The fund's distributions to shareholders included $454,000 from short-term capital gains.

For corporate shareholders, $3,343,000 of the fund's distributed income and short-term capital gains qualified for the dividends-received deduction.



T. Rowe Price Investment Services and Information
--------------------------------------------------------------------------------


Investment Services and Information


KNOWLEDGEABLE SERVICE REPRESENTATIVES

     By Phone 1-800-225-5132. Available Monday through Friday from 7 a.m. until midnight ET and weekends from 8:30 a.m. until 5 p.m. ET.

     In Person. Available in T. Rowe Price Investor Centers. Please call a service representative at 1-800-225-5132 or visit the Web at www.troweprice.com/investorcenter to locate a center near you.


ACCOUNT SERVICES

     Automated 24-Hour Services Including Tele*Access(registered trademark) and Account Access through the T. Rowe Price Web site on the Internet. Address: www.troweprice.com.

     Automatic Investing. From your bank account or paycheck.

     Automatic Withdrawal. Scheduled, automatic redemptions.

     IRA Rebalancing. Ensuring that your accounts reflect your desired asset allocation.


BROKERAGE SERVICES *

     Individual Investments. Stocks, bonds, options, precious metals, and other securities at a savings over full-service commission rates.


INVESTMENT INFORMATION

     Consolidated Statement. Overview of all of your accounts.

     Shareholder Reports. Manager reviews of their strategies and results.

     T. Rowe Price Report. Quarterly investment newsletter.

     Performance Update. Quarterly review of all T. Rowe Price fund results.

     Insights. Educational reports on investment strategies and markets.

     Investment Guides. Asset Mix Worksheet, Diversifying Overseas: A Guide to International Investing, Retirement Planning Kit, Retirement Readiness Guide, and Tax Considerations Guide.


* T. Rowe Price Brokerage is a division of T. Rowe Price Investment Services, Inc., Member NASD/SIPC.



T. Rowe Price Planning Tools and Services
--------------------------------------------------------------------------------


T. Rowe Price Retirement Services

     T. Rowe Price offers unique retirement resources that can help you meet a broad variety of planning challenges. Our retirement tools are suitable for individuals, the self-employed, small businesses, corporations, and nonprofit organizations. We also provide recordkeeping, communications, and investment management services. For more information, call us at 1-800-IRA-5000, or visit our Web site at www.troweprice.com.


PLANNING TOOLS AND SERVICES

     T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can draw down in retirement. The program uses extensive statistical analysis and the input of a T. Rowe Price Advisory Counselor to suggest an income plan that best meets your objectives.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Rollover Investment Service* offers asset allocation and fund selection advice to those planning a 401(k) rollover from a previous employer after changing jobs or retiring. IRA Rebalancing Service. T. Rowe Price will rebalance your IRA at the end of every quarter by exchanging shares between mutual fund accounts. This ensures that your accounts retain your desired asset allocation.

     Quality Information. Thousands of investors have made their personal choices with the help of our Retirement Readiness Guide, Retirement Planning Kit, IRA Insights, and Retirement Planning Worksheet.


INVESTMENT VEHICLES

     Individual Retirement Accounts (IRAs)

     No-Load Variable Annuities

     Small Business Retirement Plans


* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Web Services
--------------------------------------------------------------------------------


www.troweprice.com


     ACCOUNT INFORMATION

     Account Access allows you to access, in a secure environment, all of your
     T. Rowe Price mutual fund, brokerage, variable annuity, and workplace retirement accounts with a single login.

     AccountMinder is a personal page, with one password, that gives you access to all your online financial information and other records from the secure
     T. Rowe Price Account Access site.


     FINANCIAL TOOLS AND CALCULATORS

     College Investment Calculator. This interactive tool allows you to estimate simultaneously the college costs for as many as five children.

     Morningstar(registered trademark) Portfolio Trackersm. See how your investments are performing at any time. After you enter ticker symbols for your stocks and mutual funds, Portfolio Tracker provides information on prices, market value, and any applicable Morningstar ratings.

     Investment Strategy Planner. This planning tool can help you develop and implement an asset allocation strategy that's appropriate for you.

     Retirement Income Calculator. This free calculator simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.


     INVESTMENT TRACKING AND INFORMATION

     My TRP e-Updates. This free e-mail service offers timely market reports, important information about investing, and the latest updates on the T. Rowe Price funds and services.

     Morningstar(registered trademark) Portfolio Watchlistsm. Like the Portfolio Tracker, the Watchlist allows you to see how your investments are performing. After entering your ticker symbols, the Watchlist automatically provides you with prices, price changes in dollars and percentages, target highs and lows, and target volume.

     Morningstar(registered trademark) Portfolio X-Raysm. This comprehensive tool goes below the surface to give you an in-depth examination of all your investments. It analyzes your portfolio by asset allocation, stock sector, fees and expenses, stock statistics, world regions, and top holdings.



T. Rowe Price College Planning
--------------------------------------------------------------------------------


College Planning


     With the costs of college steadily increasing, it's critical to plan early for this financial event. Our educational investment vehicles and information can help you lay the foundation for the future of your loved ones. For more information or to request a kit, call us at 1-800-638-5660, or visit our Web site at www.troweprice.com.

     T. Rowe Price College Savings Plan. This national "529" plan is sponsored by the Education Trust of Alaska and designed to help families prepare for college education costs. The Plan, which is open to any U.S. resident, allows participants to invest up to a maximum account balance of $250,000 for a person's education. With systematic investing, you can invest as little as $50 per month. In addition, assets grow tax-deferred and are free of federal income taxes when used for qualified educational expenses.

     We also offer two additional college savings plans, including the Maryland College Investment Plan and the University of Alaska College Savings Plan, both of which offer federal tax-deferred growth and benefits for state residents.

     Education Savings Accounts (formerly Education IRAs). This education investment account allows individuals to invest a total of $2,000 per year per beneficiary to pay for educational costs at eligible schools including elementary, secondary, and post-secondary institutions. Withdrawals from Education Savings Accounts are tax-free if the proceeds are used for qualifying educational expenses.

     College Investment Calculator. This Web-based application helps you to determine simultaneously the college costs for as many as five children. The calculator is also connected with a database that lets you select specific schools with actual costs of tuition and room and board.

     College Planning Basics. This Insights report offers a college cost worksheet and describes the options available to individuals planning for college.



T. Rowe Price Advisory Services
--------------------------------------------------------------------------------


Advisory Services


     If you are looking for professional investment advisory services with a personal touch, T. Rowe Price offers tools to help you make informed investing decisions and take control of your financial future.

     The T. Rowe Price(registered trademark) Retirement Income Manager* helps retirees or those within two years of retirement determine how much income they can take in retirement. The program uses extensive statistical analysis and the input of financial planning professionals to suggest an income plan that best meets your objectives.

     Rollover Investment Service* offers asset allocation advice to those planning a major change in their qualified retirement plans, such as a 401(k) rollover from a previous employer or an IRA transfer.

     T. Rowe Price Investment Checkup(registered trademark) offers a second opinion on your portfolio. We analyze your investments using proprietary software and provide asset allocation suggestions based on your personal profile.

     Retirement Income Calculator. This free calculator, incorporating the analytic approach of the T. Rowe Price Retirement Income Manager program, simulates 500 potential market scenarios to estimate the probability of maintaining an income strategy throughout retirement.

     Morningstar(registered trademark) Clear Futuresm Guidance. This unique retirement planning tool can help you determine an investment strategy for your retirement assets. After you input information about your current financial situation, Clear Future calculates several retirement income ranges you could achieve.

* Services of T. Rowe Price Advisory Services, Inc., a federally registered investment adviser. There are costs associated with these services.



T. Rowe Price Mutual Funds
--------------------------------------------------------------------------------


STOCK FUNDS

Domestic

Blue Chip Growth*
Capital Appreciation
Capital Opportunity
Developing Technologies
Diversified Small-Cap Growth
Dividend Growth
Equity Income*
Equity Index 500
Extended Equity Market Index
Financial Services
Growth & Income
Growth Stock*
Health Sciences
Media & Telecommunications
Mid-Cap Growth*
Mid-Cap Value
New America Growth
New Era
New Horizons
Real Estate
Science & Technology*
Small-Cap Stock*
Small-Cap Value*!
Spectrum Growth
Tax-Efficient Growth
Tax-Efficient Multi-Cap Growth
Total Equity Market Index
Value*



BLENDED ASSET FUNDS

Balanced
Personal Strategy Balanced
Personal Strategy Growth
Personal Strategy Income
Tax-Efficient Balanced



BOND FUNDS

Domestic Taxable

Corporate Income
GNMA
High Yield*
New Income
Short-Term Bond
Spectrum Income
Summit GNMA
U.S. Bond Index
U.S. Treasury Intermediate
U.S. Treasury Long-Term


Domestic Tax-Free

California Tax-Free Bond
Florida Intermediate Tax-Free
Georgia Tax-Free Bond
Maryland Short-Term Tax-Free Bond
Maryland Tax-Free Bond
New Jersey Tax-Free Bond
New York Tax-Free Bond
Summit Municipal Income
Summit Municipal Intermediate
Tax-Free High Yield
Tax-Free Income
Tax-Free Intermediate Bond
Tax-Free Short-Intermediate
Virginia Tax-Free Bond



MONEY MARKET FUNDS!!

Taxable

Prime Reserve
Summit Cash Reserves
U.S. Treasury Money


Tax-Free

California Tax-Free Money
Maryland Tax-Free Money
New York Tax-Free Money
Summit Municipal Money Market
Tax-Exempt Money



INTERNATIONAL/GLOBAL FUNDS

Stock

Emerging Europe & Mediterranean
Emerging Markets Stock
European Stock
Global Stock
Global Technology
International Discovery!
International Equity Index
International Growth & Income
International Stock*
Japan
Latin America
New Asia
Spectrum International


Bond

Emerging Markets Bond
International Bond*

For more information about T. Rowe Price funds or services, please contact us directly at 1-800-225-5132.

* T. Rowe Price Advisor Class available for these funds. The T. Rowe Price Advisor Class is offered only through financial intermediaries. For more information about T. Rowe Price Advisor Class funds, contact your financial professional or T. Rowe Price at 1-877-804-2315.

!    Closed to new investors.

!! Investments in the funds are not insured or guaranteed by the FDIC or any other government agency. Although the funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the funds.

     Please call for a prospectus, which contains complete information, including risks, fees, and expenses. Read it carefully before investing.

T. Rowe Price Invest with Confidence (registered trademark)

T. Rowe Price Investment Services, Inc.
100 East Pratt Street
Baltimore, MD 21202

C11-055  5/31/02